Restricted Net Assets - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statutory Accounting Practices [Line Items]
Statutory capital and surplus required	¥ 4,521,107	¥ 4,448,729
Wholly-owned Foreign Invested Enterprise
Statutory Accounting Practices [Line Items]
Appropriation of after tax profit to statutory common reserve limit registered capital percentage	50.00%
Wholly-owned Foreign Invested Enterprise | Minimum
Statutory Accounting Practices [Line Items]
Appropriation of after tax profit to statutory common reserve required minimum percentage	10.00%
Domestic Enterprise
Statutory Accounting Practices [Line Items]
Appropriation of after tax profit to statutory common reserve limit registered capital percentage	50.00%
Domestic Enterprise | Minimum
Statutory Accounting Practices [Line Items]
Appropriation of after tax profit to statutory common reserve required minimum percentage	10.00%